CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (2,257,138)	$ (3,022,123)	$ (5,607,839)	$ (9,578,630)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	265,077	293,409	538,761	570,247
Amortization of debt discounts	0	7,326	862,500	600,301
Bad debt expense	0	358	3,202	0
Non cash interest expense associated with derivative warrants	0	39,944	39,944	0
Option, warrant, RSU and PSU expense	638,025	571,316	1,750,620	1,085,645
Stock issued for services	0	25,001	25,001	63,292
Unrealized gain on marketable securities	(1,650)	0	450	2,400
Change in fair value of liability warrants due to exercise price reduction			13,262	0
Impairment loss on non-marketable securities			0	50,000
Change in fair value of derivative liabilities	0	954,189	155,027	2,758,488
Loss on settlement of debt			15,724	1,664,281
Amortization of deferred commission	25,491	0
Changes in operating assets and liabilities:
Accounts receivable	(151,916)	(209,667)	(64,374)	(21,904)
Deferred costs	(66,324)	0
Other current assets	(1,168)	(4,927)	(47,846)	21,828
Accounts payable and accruals	2,128	(140,937)	(160,213)	151,858
Deferred rent	(1,865)	(770)	(207)	14,657
Deferred revenue	463,512	465,565	847,269	325,695
Related party payables	(9,068)	0	6,000	(48,439)
Net cash (used in) operating activities	(1,094,896)	(1,021,316)	(1,622,719)	(2,340,281)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(10,893)	(16,255)	(41,167)	0
Cash paid for intellectual property				(42,640)
Software development costs	(173,597)	(50,970)	(383,802)	0
Net cash (used in) investing activities	(184,490)	(67,225)	(424,969)	(42,640)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock and warrants for cash	0	50,000	1,550,000	2,129,082
Issuance of convertible note payable	0	50,000	862,500	0
Proceeds from exercise of warrants			210,000	0
Repayments of notes payable and capital leases	(1,454)	(12,000)	(23,800)	(24,000)
Net cash provided by (used in) financing activities	(1,454)	88,000	2,598,700	2,105,082
Net decrease in cash	(1,280,840)	(1,000,541)	551,012	(277,839)
Cash-beginning of period	1,960,430	1,409,418	1,409,418	1,687,257
Cash-end of period	679,590	408,877	1,960,430	1,409,418
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	255	0	0	0
Income taxes paid	0	0	0	0
Non cash investing and financing activities:
Reclassify fair value of liability warrants from equity to liability upon issuance	0	6,062	6,062	280,777
Reclassify fair value of liability warrants from liability to equity upon exercise	0	184,569	758,911	0
Debt discount originated from derivative feature of warrants attached to note	0	50,000	50,000	0
Beneficial conversion feature and warrants issued with convertible notes			812,500	0
Common stock issued in settlement of convertible notes payable and accrued interest			865,336	1,078,123
Warrants issued in settlement of convertible notes and accrued interest			0	3,205,959
Restricted stock units issued in payment of accrued compensation	0	14,583	14,583	72,917
Equipment acquired from capital leases	60,668	0
Common stock issued for cashless exercise of warrants			199	0
Common stock issued on conversion of preferred stock			$ 32	$ 9
Accounting Standards Update 2017-11 [Member]
Non cash investing and financing activities:
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	2,984,010	0
Accounting Standards Update 2014-09 [Member]
Non cash investing and financing activities:
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 80,153	$ 0